SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Consolidated VIE (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Current Assets:
Cash and cash equivalents	$ 15,128,719	$ 6,668,104
Accounts receivable and contract assets, net	28,362	1,884
Loans receivable, net - current	5,488,045	12,626,200
Prepayments and other assets	604,524	426,137
Current assets of discontinued operations		8,686,507
TOTAL CURRENT ASSETS	30,122,488	52,018,170
Loans receivable, net - non-current		14,070,741
Property, equipment and software, net	66,887	92,832
Right-of-use assets	0	670,738
Other receivable - non-current	1,496,121	8,237,346
Non-current assets of discontinued operations		3,786,332
TOTAL ASSETS	31,685,496	80,476,159
Current Liabilities
Accrued expenses and other current liabilities	1,142,507	1,149,599
Taxes payable (deductible)	302,682	(43,361)
Lease liabilities - current		740,752
Current liabilities of discontinued operations		8,421,098
TOTAL CURRENT LIABILITIES	14,413,971	12,361,772
Lease liabilities - non-current		13,498
TOTAL LIABILITIES	14,413,971	32,375,270
Net revenues	1,754,935	6,914,474	$ 3,695,217
Net (loss) income	(34,826,989)	(71,198,379)	5,532,581
Net cash provided by (used in) operating activities	10,058,470	(58,278,734)	(1,731,075)
Net cash provided by (used in) investing activities	(662)	12,775,363	(68,106,557)
Net cash provided by (used in) financing activities	(9,037,223)	(1,552,185)	(29,377)
Consolidated VIEs
Current Assets:
Cash and cash equivalents	10,246,074	1,119,651
Accounts receivable and contract assets, net	28,362	1,884
Loans receivable, net - current	5,488,045	12,626,200
Prepayments and other assets	381,297	303,710
Other receivable - current	8,872,838	23,609,338
Amounts due from related parties	13,936,237	318,811
Current assets of discontinued operations		8,686,507
TOTAL CURRENT ASSETS	38,952,853	46,666,101
Loans receivable, net - non-current		14,070,741
Property, equipment and software, net	64,268	92,832
Right-of-use assets		670,738
Other receivable - non-current	1,496,121	8,237,346
Non-current assets of discontinued operations		3,786,332
TOTAL ASSETS	40,513,242	73,524,090
Current Liabilities
Accrued expenses and other current liabilities	246,210	252,842
Taxes payable (deductible)	363,484	(47,920)
Lease liabilities - current		740,753
Current liabilities of discontinued operations		8,421,098
TOTAL CURRENT LIABILITIES	609,694	9,366,773
Lease liabilities - non-current		13,498
TOTAL LIABILITIES	609,694	9,380,271
Net revenues	1,759,941	5,944,541	3,510,252
Net (loss) income	(24,258,182)	(12,532,634)	1,420,897
Net cash provided by (used in) operating activities	21,401,699	(65,068,631)	721,269
Net cash provided by (used in) investing activities	407,419	46,074,236	$ (51,541,988)
Net cash provided by (used in) financing activities	$ (13,127,699)	$ 123,671